Statement of Compliance	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Statement of Compliance
2. Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards, as issued by the International Accounting Standards Board.
The consolidated financial statements were authorized for issuance by management on April 29, 2025.
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for the following material items in the consolidated statement of financial position, as described in the accounting policy below.

(a)	Derivatives instruments measured at fair value

(b)	Financial instruments measured at fair value through profit or loss

(c)	Financial instruments measured at fair value through other comprehensive income

(d)	Defined benefit liabilities measured at the present value of the defined benefit obligation less the fair value of the plan assets
Functional and presentation currency
The financial statements of POSCO HOLDINGS INC. and its subsidiaries are prepared in functional currency of the respective operation. These consolidated financial statements are presented in Korean

Won, which is POSCO HOLDINGS INC.’s functional currency which is the currency of the primary economic environment in which POSCO HOLDINGS INC. operates.
Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period prospectively.

(a)	Judgments
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 1 - Subsidiaries, associates and joint ventures

•	Note 11 - Investments in associates and joint ventures

•	Note 12 - Joint operations

(b)	Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next fiscal year is included in the following notes:

•	Note 15 - Goodwill and other intangible assets

•	Note 20 - Provisions

•	Note 21 - Employee benefits

•	Note 23 - Financial instruments

•	Note 29 - Revenue – contract balances

•	Note 35 - Income taxes

•	Note 38 - Commitments and contingencies

(c)	Measurement of fair value
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has an established control framework with respect to the measurement of fair values. This includes the valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the financial officer.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values,

the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
Significant valuation issues are reported to the Company’s Audit Committee.
When measuring the fair value of an asset or a liability, the Company uses market observable data to the greatest extent possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the assets or liabilities, either directly or indirectly.

•	Level 3 - inputs for the assets or liabilities that are not based on observable market data.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Information about the assumptions made in measuring fair values is included in the following note:

•	Note 23 - Financial instruments
Changes in Accounting Policies
Except for the standards and amendments applied for the first time for the reporting period beginning on January 1, 2024 described below, the Company has consistently applied accounting policies in these consolidated financial statements for all periods presented.

(a)	Amendments to IFRS No. 16 “Leases”: Lease Liability in a Sale and Leaseback
The amendments to IFRS No. 16 “Leases” specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments had no impact on the Company’s consolidated financial statements.

(b)	Amendments to IAS No. 1 “Presentation of Financial Statements”: Classification of Liabilities as Current or Non-current
The amendments to IAS No. 1 “Presentation of Financial Statements” specify the requirements for classifying liabilities as current or non-current.
The amendments clarify:

•	what is meant by a right to defer settlement;

•	that a right to defer must exist at the end of the reporting period;

•	that classification is unaffected by the likelihood that an entity will exercise its deferral rights; and

•
that if under the condition that an entity settles the liability by transferring its equity instruments, the option is classified as equity instrument and the option is recognized separate from the liability as a component of equity for hybrid financial instrument, there is no impact on current or non-current
classification.

In addition, an entity is required to disclose when a liability arising from a loan agreement is classified as non-current
and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. The amendments had no impact on the classification of the Company’s liabilities.

(c)	Amendments to IAS No. 7 “Statement of Cash Flows” and IFRS No. 7 “Financial Instruments Disclosures”: Supplier Finance Arrangements
The amendments to IAS No. 7 “Statement of Cash Flows” and IFRS No. 7 “Financial Instruments Disclosures” clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. As a result of implementing the amendments, the Company has provided additional disclosures about its supplier finance arrangements. (See Note 23)